Concession Financial and Sector Assets and Liabilities - Schedule of Changes in Concession Financial Assets Related to Concession Grant Fee (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning Balance	R$ 3,099	R$ 3,031	R$ 2,950
Monetary updating	451	447	412
Amounts received	(368)	(343)	(331)
Classification as held for sale		(36)
Ending Balance	3,182	3,099	3,031
Cemig Geracao Tres Marias S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,774	1,716	1,672
Monetary updating	243	242	222
Amounts received	(193)	(184)	(178)
Classification as held for sale
Ending Balance	1,824	1,774	1,716
Cemig geracao salto grande sa [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	557	539	525
Monetary updating	77	76	70
Amounts received	(61)	(58)	(56)
Classification as held for sale
Ending Balance	573	557	539
Cemig Geracao Itutinga S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	211	204	198
Monetary updating	33	32	30
Amounts received	(26)	(25)	(24)
Classification as held for sale
Ending Balance	218	211	204
Cemig Geracao Camargos S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	158	152	148
Monetary updating	24	24	22
Amounts received	(19)	(18)	(18)
Classification as held for sale
Ending Balance	163	158	152
Cemig Geracao Sul S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	186	201	195
Monetary updating	34	33	31
Amounts received	(28)	(26)	(25)
Classification as held for sale		(22)
Ending Balance	192	186	201
Cemig Geracao Leste S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	142	137	133
Monetary updating	26	25	23
Amounts received	(27)	(20)	(19)
Classification as held for sale
Ending Balance	141	142	137
Cemig Geracao Oeste S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	71	82	79
Monetary updating	14	15	14
Amounts received	(14)	(12)	(11)
Classification as held for sale		(14)
Ending Balance	R$ 71	R$ 71	R$ 82